10-K Property, plant and equipment, net - Summary of depreciation expense (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property, plant and equipment, net
Depreciation expense	$ 19,657	$ 21,177	$ 83,885	$ 83,266	$ 74,514
Location, Statement of Income, Balance [Axis]: us-gaap:CostOfGoodsAndServicesSold
Property, plant and equipment, net
Depreciation expense	12,503	11,815	48,526	49,399	48,228
Location, Statement of Income, Balance [Axis]: us-gaap:OperatingExpenses
Property, plant and equipment, net
Depreciation expense	$ 7,154	$ 9,362	$ 35,359	$ 33,867	$ 26,286